Average Annual Total Returns{- Fidelity® Series Commodity Strategy Fund} - 07.31 Fidelity Series Commodity Strategy Fund Series PRO-07 - Fidelity® Series Commodity Strategy Fund	Fidelity Series Commodity Strategy Fund-Default Return Before Taxes Past 1 year	Fidelity Series Commodity Strategy Fund-Default Return Before Taxes Past 5 years	Fidelity Series Commodity Strategy Fund-Default Return Before Taxes Past 10 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 10 years	DJ010 Past 1 year	DJ010 Past 5 years	DJ010 Past 10 years
Total	7.41%	(4.37%)	(5.27%)	6.74%	(5.08%)	(6.24%)	4.37%	(3.54%)	(3.79%)	7.69%	(3.92%)	(4.73%)